                                                                                       May 4, 2011

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

            RE:      Dreyfus Funds, Inc.

                        - Dreyfus Equity Growth Fund

                        - Dreyfus Mid-Cap Growth Fund

                        File No: 811-1018; 2-17531

Dear Sir/Madam,

            Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 84 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 28, 2011.

            Please address any comments or questions to the attention of the undersigned at (212) 922-6867.

Sincerely,

                                                                                                /s/ Denise Negron

                                                                                                Denise Negron,

                                                                                                Legal Assistant